Derivative Financial Instruments Derivative Financial Instruments - Fair Value And Related Number Of Derivative Contracts (Details) $ in Thousands	Nov. 30, 2021 USD ($) contract	Nov. 30, 2020 USD ($) contract
Derivatives, Fair Value [Line Items]
Net amounts in consolidated statements of financial condition, assets	$ 570,472	$ 481,007
Net amounts in consolidated statements of financial condition, liabilities	1,412,176	641,143
Derivatives designated as accounting hedges:
Derivatives, Fair Value [Line Items]
Fair value, assets	66,188	67,381
Fair value, liabilities	32,200	10,197
Derivatives not designated as accounting hedges:
Derivatives, Fair Value [Line Items]
Fair value, assets	3,810,040	1,969,762
Fair value, liabilities	5,082,176	2,429,605
Cleared OTC
Derivatives, Fair Value [Line Items]
Fair value, assets	493,261	109,456
Fair value, liabilities	508,333	147,713
Amounts offset in consolidated statement of financial condition, assets	(483,339)	(109,228)
Amounts offset in consolidated statement of financial condition, liabilities	(508,333)	(111,654)
Cleared OTC | Interest rate contracts: | Derivatives designated as accounting hedges:
Derivatives, Fair Value [Line Items]
Fair value, assets	$ 35,726	$ 67,381
Number of contracts, assets | contract	2	1
Fair value, liabilities	$ 32,200	$ 6,891
Number of contracts, liabilities | contract	1	1
Cleared OTC | Interest rate contracts: | Derivatives not designated as accounting hedges:
Derivatives, Fair Value [Line Items]
Fair value, assets	$ 373,355	$ 17,379
Number of contracts, assets | contract	4,505	3,785
Fair value, liabilities	$ 367,134	$ 114,524
Number of contracts, liabilities | contract	4,467	4,307
Cleared OTC | Credit contracts: | Derivatives not designated as accounting hedges:
Derivatives, Fair Value [Line Items]
Fair value, assets	$ 84,180	$ 24,696
Number of contracts, assets | contract	132	39
Fair value, liabilities	$ 108,999	$ 26,298
Number of contracts, liabilities | contract	128	31
Bilateral OTC
Derivatives, Fair Value [Line Items]
Fair value, assets	$ 2,174,651	$ 1,366,877
Fair value, liabilities	3,569,045	1,726,699
Amounts offset in consolidated statement of financial condition, assets	(1,814,326)	(899,919)
Amounts offset in consolidated statement of financial condition, liabilities	(2,185,776)	(1,140,016)
Bilateral OTC | Interest rate contracts: | Derivatives not designated as accounting hedges:
Derivatives, Fair Value [Line Items]
Fair value, assets	$ 322,353	$ 626,210
Number of contracts, assets | contract	1,037	1,493
Fair value, liabilities	$ 283,481	$ 317,534
Number of contracts, liabilities | contract	967	466
Bilateral OTC | Foreign exchange contracts | Derivatives designated as accounting hedges:
Derivatives, Fair Value [Line Items]
Fair value, assets	$ 30,462	$ 0
Number of contracts, assets | contract	4	0
Fair value, liabilities	$ 0	$ 3,306
Number of contracts, liabilities | contract	0	11
Bilateral OTC | Foreign exchange contracts | Derivatives not designated as accounting hedges:
Derivatives, Fair Value [Line Items]
Fair value, assets	$ 1,428,712	$ 297,165
Number of contracts, assets | contract	17,792	15,005
Fair value, liabilities	$ 1,437,116	$ 277,706
Number of contracts, liabilities | contract	17,576	15,050
Bilateral OTC | Equity contracts | Derivatives not designated as accounting hedges:
Derivatives, Fair Value [Line Items]
Fair value, assets	$ 377,132	$ 429,304
Number of contracts, assets | contract	2,888	2,374
Fair value, liabilities	$ 1,824,418	$ 1,125,944
Number of contracts, liabilities | contract	2,682	2,421
Bilateral OTC | Commodity contracts | Derivatives not designated as accounting hedges:
Derivatives, Fair Value [Line Items]
Fair value, assets	$ 2,703	$ 13,190
Number of contracts, assets | contract	616	1,556
Fair value, liabilities	$ 9,862	$ 0
Number of contracts, liabilities | contract	825	0
Bilateral OTC | Credit contracts: | Derivatives not designated as accounting hedges:
Derivatives, Fair Value [Line Items]
Fair value, assets	$ 13,289	$ 1,008
Number of contracts, assets | contract	14	11
Fair value, liabilities	$ 14,168	$ 2,209
Number of contracts, liabilities | contract	17	11
Exchange-traded
Derivatives, Fair Value [Line Items]
Fair value, assets	$ 1,208,316	$ 560,810
Fair value, liabilities	1,036,998	565,390
Amounts offset in consolidated statement of financial condition, assets	(1,008,091)	(546,989)
Amounts offset in consolidated statement of financial condition, liabilities	(1,008,091)	(546,989)
Exchange-traded | Interest rate contracts: | Derivatives not designated as accounting hedges:
Derivatives, Fair Value [Line Items]
Fair value, assets	$ 1,262	$ 2,442
Number of contracts, assets | contract	23,888	52,620
Fair value, liabilities	$ 756	$ 439
Number of contracts, liabilities | contract	39,195	42,611
Exchange-traded | Foreign exchange contracts | Derivatives not designated as accounting hedges:
Derivatives, Fair Value [Line Items]
Fair value, assets		$ 0
Number of contracts, assets | contract		0
Fair value, liabilities		$ 0
Number of contracts, liabilities | contract		180
Exchange-traded | Equity contracts | Derivatives not designated as accounting hedges:
Derivatives, Fair Value [Line Items]
Fair value, assets	$ 1,206,606	$ 558,304
Number of contracts, assets | contract	1,582,713	1,147,486
Fair value, liabilities	$ 1,036,019	$ 564,951
Number of contracts, liabilities | contract	1,450,624	971,938
Exchange-traded | Commodity contracts | Derivatives not designated as accounting hedges:
Derivatives, Fair Value [Line Items]
Fair value, assets	$ 448	$ 64
Number of contracts, assets | contract	1,394	3,207
Fair value, liabilities	$ 223	$ 0
Number of contracts, liabilities | contract	1,457	2,654